Deposits - Restricted Deposits - Restricted Values (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Restricted Cash and Cash Equivalents Items [Line Items]
Tax Deferred Exchange Proceeds	$ 53,668	$ 103,887
Earnest Money On Acquisitions	7,882	9,264
Restricted Deposits On Debt	2,370	18,966
Restricted deposits on real estate investments	43,970	0
Resident security and utility deposits	40,403	40,745
Other Restricted Cash	3,944	8,125
Restricted Cash and Cash Equivalents	$ 152,237	$ 180,987